Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Loss
Net income/(loss)	$ 21,780	$ (42,544)	$ (198,686)
Other comprehensive income/(loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net (Note 13)	0	0	110
Unrealized losses associated with the change in fair value of investment in available for sale debt securities (Note 13)	(39)	0	0
Other comprehensive income/(loss)	(39)	0	110
Comprehensive income/(loss) attributable to DryShips Inc.	$ 21,741	$ (42,544)	$ (198,576)